Commitments - Additional information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of commitments [Line Items]
Nitrogen to be supplied			$ 7,506,619	$ 8,646,726
Contract term	25 years	25 years
Contract payments	$ 591,011	$ 11,694,162	15,664,703	$ (51,135,948)
Outstanding contracts payments		0
Northern Region [member]
Disclosure of commitments [Line Items]
Contract payments		6,594,486	7,026,822
Southern Region [member]
Disclosure of commitments [Line Items]
Contract payments		$ 727,331	$ 524,475